Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Jul. 09, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 26, 2019
Ordinary Shares [Line Items]
Authorized share capital	[1]		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Ordinary shares issued and outstanding			76,048,501
PIPE Investors [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares			2,704,949
Ordinary shares issued and outstanding			2,704,949
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Purchase price per share (in Dollars per share)		$ 10
Conversion of shares		24,707,091
Class A Ordinary Shares [Member] | Shareholders of Distoken [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares		3,343,552
Class A Ordinary Shares [Member] | PIPE Investors [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares		2,704,949
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)					$ 50,000
Authorized share capital		500,000,000
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Issuance of ordinary shares	[2]		2,704,949
Ordinary shares issued and outstanding			76,048,501
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized share capital		400,000,000			372,691,551
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Conversion of shares		45,292,909
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized share capital		100,000,000			127,308,449
Ordinary shares, par value (in Dollars per share)		$ 0.0001

[1]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.
[2]	On July 9, 2025, the Company consummated a business combination with Distoken Acquisition Corporation. In connection therewith, the Company amended its memorandum and articles of association to increase the authorized share capital to 500,000,000 ordinary shares, comprising 400,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares, par value US$0.0001 each. Upon consummation of the Business Combination, all preferred shares were converted into Class A ordinary shares, and the share capital structure has been retroactively adjusted.